SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to June 30, 2025, the Company repurchased an additional 94,862 shares for aggregate proceeds of $655,441 and as of August 22, 2025 CoolCo has 52,868,029 shares issued and outstanding. Of the outstanding shares, 31,354,390 (59.3%) were owned by EPS Ventures Ltd. and 21,513,639 (40.7%) were owned by other investors in the public markets.